Fair Value Measurements - Summary Of Changes In The Fair Value Of The Company Financial Instruments That Are Measured At Fair Value On A Recurring Basis (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 940,000	$ 2,350,000	$ 13,990,000
Change in fair value	235,000	(1,410,000)	(11,640,000)
Ending balance	1,175,000	940,000	2,350,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	480,000	1,200,000	7,320,000
Change in fair value	120,000	(720,000)	(6,120,000)
Ending balance	600,000	480,000	1,200,000
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	460,000	1,150,000	6,670,000
Change in fair value	115,000	(690,000)	(5,520,000)
Ending balance	$ 575,000	$ 460,000	$ 1,150,000